Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,919,951.00
Previously Paid Amount
Total Fee Amount	1,646.15
Total Offset Amount
Net Fee	$ 1,646.15